Other Liabilities Disclosure	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure

Note 15 : Other Liabilities

Other long-term liabilities were as follows:

	December 31,
	2013	2012
	(in millions)
Program surplus	$314	$263
Pension obligations	138	262
Other long-term tax liabilities	344	340
Deferred employee compensation and benefits	147	129
Self-insurance reserves	81	80
Guarantee liability	51	57
Other	74	310

	$1,149	$1,441

Program surplus represents obligations to operate our marketing, sales and brand programs on behalf of our hotel owners. Guarantee liability is related to obligations under our outstanding performance guarantees. Our obligations related to the self-insurance claims are expected to be satisfied, on average, over the next three years.